STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2016

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2016

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2016

Common Stock	Shares	Value
3D Systems Corp.*	1,206,007	$21,647,826
Aaron's, Inc.	732,767	18,626,937
Abercrombie & Fitch Co., Class A	765,496	12,163,731
ABIOMED, Inc.*	452,798	58,220,767
ACI Worldwide, Inc.*	1,325,649	25,691,078
Acxiom Corp.*	875,781	23,339,564
Advanced Micro Devices, Inc.*	8,308,304	57,410,381
AECOM*	1,738,847	51,695,921
AGCO Corp.	770,881	38,019,851
Akorn, Inc.*	998,104	27,208,315
Alexander & Baldwin, Inc.	521,098	20,020,585
Alexandria Real Estate Equities, Inc.	882,175	95,954,175
Align Technology, Inc.*	851,287	79,808,156
Alleghany Corp.*	174,673	91,706,818
Allegheny Technologies, Inc.	1,233,114	22,282,370
Allscripts Healthcare Solutions, Inc.*	2,110,673	27,797,563
AMC Networks, Inc., Class A*	677,860	35,153,820
American Campus Communities, Inc.	1,476,063	75,087,325
American Eagle Outfitters, Inc.	1,933,025	34,523,826
American Financial Group, Inc.	825,788	61,934,100
Amsurg Corp.*	620,103	41,577,906
ANSYS, Inc.*	986,759	91,383,751
AO Smith Corp.	838,729	82,858,038
AptarGroup, Inc.	712,027	55,118,010
Aqua America, Inc.	2,006,258	61,150,744
ARRIS International PLC*	2,157,240	61,114,609
Arrow Electronics, Inc.*	1,032,554	66,052,479
Ascena Retail Group, Inc.*	1,887,328	10,550,163
Ashland Global Holdings, Inc.	702,591	81,465,426
Aspen Insurance Holdings Ltd.	681,151	31,734,825
Associated Banc-Corp.	1,681,044	32,931,652
Atmos Energy Corp.	1,174,905	87,495,175
Avis Budget Group, Inc.*	1,070,084	36,607,574
Avnet, Inc.	1,440,980	59,166,639
Avon Products, Inc.	4,944,300	27,984,738
B/E Aerospace, Inc.	1,149,756	59,396,395
BancorpSouth, Inc.	973,610	22,587,752
Bank of Hawaii Corp.	484,984	35,219,538
Bank of the Ozarks, Inc.	1,027,633	39,461,107

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
Belden, Inc.	476,531	$32,875,874
Bemis Co., Inc.	1,071,530	54,658,745
Big Lots, Inc.	502,034	23,972,123
Bio-Rad Laboratories, Inc., Class A*	233,696	38,281,742
Bio-Techne Corp.	421,955	46,204,072
Black Hills Corp.	591,978	36,240,893
Boston Beer Co., Inc., Class A*	102,457	15,907,474
Brinker International, Inc.	621,394	31,336,899
Broadridge Financial Solutions, Inc	1,338,162	90,714,002
Brocade Communications Systems, Inc.	4,535,321	41,861,013
Brown & Brown, Inc.	1,297,059	48,912,095
Brunswick Corp.	1,020,723	49,790,868
Buffalo Wild Wings, Inc.*	207,018	29,135,713
Cabela's, Inc.*	580,946	31,911,364
Cable One, Inc.	53,062	30,988,208
Cabot Corp.	705,724	36,986,995
Cadence Design Systems, Inc.*	3,307,433	84,438,764
CalAtlantic Group, Inc.	843,899	28,219,983
Camden Property Trust	988,954	82,815,008
Care Capital Properties, Inc.	949,718	27,066,963
Carlisle Cos., Inc.	731,091	74,988,004
Carpenter Technology Corp.	527,364	21,759,039
Carter's, Inc.	566,363	49,109,336
Casey's General Stores, Inc.	443,271	53,259,011
Catalent, Inc.*	1,411,316	36,468,405
Cathay General Bancorp	838,684	25,814,694
CBOE Holdings, Inc.	919,633	59,638,200
CDK Global, Inc.	1,698,673	97,435,883
CEB, Inc.	364,356	19,846,471
Charles River Laboratories International, Inc.*	535,057	44,591,650
Cheesecake Factory, Inc.	505,879	25,324,303
Chemical Financial Corp.	791,586	34,932,690
Chico's FAS, Inc.	1,493,782	17,776,006
Churchill Downs, Inc.	140,766	20,601,104
Ciena Corp.*	1,562,603	34,064,745
Cinemark Holdings, Inc.	1,196,537	45,803,436
Cirrus Logic, Inc.*	706,891	37,571,257
CLARCOR, Inc.	551,666	35,858,290
Clean Harbors, Inc.*	591,933	28,400,945

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
CNO Financial Group, Inc.	1,981,470	$30,257,047
Cognex Corp.	962,898	50,898,788
Commerce Bancshares, Inc.	939,545	46,281,987
Commercial Metals Co.	1,296,878	20,996,455
Communications Sales & Leasing, Inc.	1,537,939	48,306,664
Community Health Systems, Inc.*	1,285,653	14,836,436
CommVault Systems, Inc.*	467,404	24,833,175
Compass Minerals International, Inc.	382,290	28,174,773
Computer Sciences Corp.	1,588,749	82,948,585
comScore, Inc.*	506,504	15,529,413
CONSOL Energy, Inc.	1,998,746	38,375,923
Convergys Corp.	1,085,085	33,008,286
Copart, Inc.*	1,101,389	58,990,395
CoreLogic, Inc.*	998,966	39,179,447
Corporate Office Properties Trust	1,072,075	30,393,326
Corrections Corp. of America	1,329,618	18,441,802
Cracker Barrel Old Country Store, Inc.	270,872	35,814,696
Crane Co.	561,611	35,387,109
Cree, Inc.*	1,140,986	29,346,160
CST Brands, Inc.	856,288	41,178,890
Cullen/Frost Bankers, Inc.	625,363	44,988,614
Curtiss-Wright Corp.	502,588	45,790,793
Cypress Semiconductor Corp.	3,633,743	44,186,315
Dana, Inc.	1,622,759	25,298,813
DCT Industrial Trust, Inc.	1,019,929	49,517,553
Dean Foods Co.	1,023,020	16,777,528
Deckers Outdoor Corp.*	362,492	21,586,399
Deluxe Corp.	551,734	36,866,866
Denbury Resources, Inc.*	4,506,549	14,556,153
DeVry Education Group, Inc.	641,961	14,803,621
Diamond Offshore Drilling, Inc.	728,496	12,828,815
Dick's Sporting Goods, Inc.	995,740	56,478,373
Diebold, Inc.	849,863	21,068,104
Domino's Pizza, Inc.	545,977	82,906,607
Domtar Corp.	708,066	26,290,491
Donaldson Co., Inc.	1,506,159	56,224,915
Douglas Emmett, Inc.	1,623,324	59,462,358
Dril-Quip, Inc.*	425,066	23,693,179
DST Systems, Inc.	369,029	43,515,900

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
Duke Realty Corp.	3,968,370	$108,455,552
Dunkin' Brands Group, Inc.	1,037,965	54,057,217
Dycom Industries, Inc.*	355,545	29,076,470
Eagle Materials, Inc.	545,773	42,188,253
East West Bancorp, Inc.	1,630,338	59,849,708
Eaton Vance Corp.	1,283,255	50,111,108
Edgewell Personal Care Co.*	666,955	53,036,262
Education Realty Trust, Inc.	826,454	35,653,226
EMCOR Group, Inc.	687,872	41,010,929
Endurance Specialty Holdings Ltd.	726,340	47,538,953
Energen Corp.	1,098,219	63,389,201
Energizer Holdings, Inc.	700,362	34,990,086
EnerSys	491,321	33,994,500
Ensco PLC, Class A	3,409,949	28,984,566
EPR Properties	719,844	56,680,517
Equity One, Inc.	1,041,007	31,865,224
Esterline Technologies Corp.*	332,576	25,289,079
Everest Re Group Ltd.	473,907	90,028,113
FactSet Research Systems, Inc.	459,925	74,553,842
Fair Isaac Corp.	349,084	43,492,376
Federated Investors, Inc., Class B	1,061,608	31,455,445
First American Financial Corp.	1,241,316	48,758,892
First Horizon National Corp.	2,624,993	39,978,643
First Industrial Realty Trust, Inc.	1,322,140	37,310,791
Flowers Foods, Inc.	2,059,614	31,141,364
FNB Corp.	2,377,245	29,240,113
Fortinet, Inc.*	1,660,680	61,328,912
Fossil Group, Inc.*	473,737	13,155,676
FTI Consulting, Inc.*	477,212	21,264,567
Fulton Financial Corp.	1,957,948	28,429,405
GameStop Corp., Class A	1,176,080	32,448,047
Gartner, Inc.*	934,759	82,679,434
GATX Corp.	457,072	20,362,558
Genesee & Wyoming, Inc., Class A*	647,665	44,656,502
Gentex Corp.	3,244,667	56,976,353
Genworth Financial, Inc., Class A*	5,638,020	27,964,579
Graco, Inc.	629,934	46,615,116
Graham Holdings Co., Class B	52,633	25,335,947
Granite Construction, Inc.	448,000	22,283,520

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
Great Plains Energy, Inc.	2,346,030	$64,023,159
Greif, Inc., Class A	291,691	14,464,957
Guess?, Inc.	696,856	10,181,066
Gulfport Energy Corp.*	1,418,365	40,068,811
Hain Celestial Group, Inc.*	1,170,379	41,642,085
Halyard Health, Inc.*	528,011	18,300,861
Hancock Holding Co.	877,310	28,451,163
Hanover Insurance Group, Inc.	483,592	36,472,509
Hawaiian Electric Industries, Inc.	1,224,096	36,539,266
Healthcare Realty Trust, Inc.	1,310,828	44,646,802
Helen of Troy Ltd.*	314,928	27,137,346
Herman Miller, Inc.	677,092	19,364,831
Highwoods Properties, Inc.	1,115,667	58,148,564
Hill-Rom Holdings, Inc.	673,989	41,773,838
HNI Corp.	502,949	20,017,370
HollyFrontier Corp.	1,997,093	48,928,778
Hospitality Properties Trust	1,857,822	55,214,470
HSN, Inc.	360,681	14,355,104
Hubbell, Inc.	582,215	62,727,844
Huntington Ingalls Industries, Inc.	529,356	81,213,798
IDACORP, Inc.	570,245	44,638,779
IDEX Corp.	861,322	80,593,900
IDEXX Laboratories, Inc.*	1,013,038	114,199,774
Ingram Micro, Inc., Class A	1,693,206	60,379,726
Ingredion, Inc.	816,645	108,662,784
Integrated Device Technology, Inc.*	1,519,711	35,105,324
InterDigital, Inc.	387,517	30,691,346
International Bancshares Corp.	656,578	19,552,893
International Speedway Corp., Class A	294,530	9,843,193
Intersil Corp., Class A	1,532,973	33,618,098
IPG Photonics Corp.*	420,950	34,665,232
ITT, Inc.	1,013,708	36,331,295
j2 Global, Inc.	543,194	36,182,152
Jabil Circuit, Inc.	2,161,890	47,172,440
Jack Henry & Associates, Inc.	888,531	76,013,827
Jack in the Box, Inc.	369,721	35,471,033
Janus Capital Group, Inc.	1,619,736	22,692,501
JC Penney Co., Inc.*	3,481,564	32,100,020
JetBlue Airways Corp.*	3,661,509	63,124,415

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
John Wiley & Sons, Inc., Class A	506,187	$26,124,311
Jones Lang LaSalle, Inc.	511,143	58,162,962
Joy Global, Inc.	1,110,585	30,807,628
Kate Spade & Co.*	1,448,458	24,812,086
KB Home	935,937	15,087,304
KBR, Inc.	1,611,918	24,388,319
Kemper Corp.	549,573	21,609,210
Kennametal, Inc.	901,713	26,167,711
Keysight Technologies, Inc.*	1,922,617	60,927,733
Kilroy Realty Corp.	1,042,886	72,324,144
Kirby Corp.*	609,311	37,874,772
KLX, Inc.*	596,312	20,990,182
Knowles Corp.*	1,003,436	14,098,276
Lamar Advertising Co., Class A	937,316	61,216,108
Lancaster Colony Corp.	220,288	29,097,842
Landstar System, Inc.	476,396	32,433,040
LaSalle Hotel Properties	1,279,173	30,533,859
Leidos Holdings, Inc.	1,608,232	69,604,281
Lennox International, Inc.	442,661	69,511,057
Lexmark International, Inc., Class A	708,713	28,320,171
Liberty Property Trust	1,660,149	66,987,012
Life Storage, Inc.	524,909	46,685,406
LifePoint Health, Inc.*	482,789	28,595,592
Lincoln Electric Holdings, Inc.	715,352	44,795,342
LivaNova PLC*	499,692	30,036,486
Live Nation Entertainment, Inc.*	1,493,466	41,040,446
Louisiana-Pacific Corp.*	1,608,299	30,284,270
Mack-Cali Realty Corp.	1,014,284	27,608,810
Manhattan Associates, Inc.*	810,116	46,678,884
Manpowergroup, Inc.	775,350	56,026,791
MarketAxess Holdings, Inc.	425,702	70,491,994
MAXIMUS, Inc.	734,168	41,524,542
MB Financial, Inc.	807,435	30,714,827
MDU Resources Group, Inc.	2,209,609	56,212,453
Medical Properties Trust, Inc.	3,316,485	48,984,483
MEDNAX, Inc.*	1,041,041	68,968,966
Mentor Graphics Corp.	1,223,644	32,353,147
Mercury General Corp.	412,587	22,630,397
Meredith Corp.	413,370	21,491,106

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
Microsemi Corp.*	1,280,574	$53,758,497
Mid-America Apartment Communities, Inc.	854,567	80,320,752
Minerals Technologies, Inc.	394,136	27,861,474
Molina Healthcare, Inc.*	481,976	28,108,840
Monolithic Power Systems, Inc.	421,470	33,928,335
MSA Safety, Inc.	352,355	20,450,684
MSC Industrial Direct Co., Inc., Class A	503,175	36,938,077
MSCI, Inc.	1,070,603	89,866,416
Murphy USA, Inc.*	416,492	29,720,869
Nabors Industries Ltd.	3,206,052	38,985,592
National Fuel Gas Co.	961,527	51,989,765
National Instruments Corp.	1,193,119	33,884,580
National Retail Properties, Inc.	1,663,147	84,571,025
NCR Corp.*	1,400,634	45,086,408
NetScout Systems, Inc.*	1,040,781	30,442,844
NeuStar, Inc., Class A*	616,732	16,398,904
New Jersey Resources Corp.	974,676	32,027,853
New York Community Bancorp, Inc.	5,510,539	78,414,970
New York Times Co., Class A	1,377,488	16,460,982
NewMarket Corp.	104,550	44,885,406
Noble Corp. PLC	2,751,696	17,445,753
Nordson Corp.	601,765	59,953,847
NorthWestern Corp.	546,575	31,444,460
NOW, Inc.*	1,215,929	26,057,358
NuVasive, Inc.*	568,106	37,869,946
NVR, Inc.*	40,990	67,218,271
Oceaneering International, Inc.	1,109,421	30,520,172
Office Depot, Inc.	6,153,858	21,969,273
OGE Energy Corp.	2,259,369	71,441,248
Oil States International, Inc.*	580,878	18,338,318
Old Dominion Freight Line, Inc.*	787,388	54,022,691
Old Republic International Corp.	2,761,392	48,655,727
Olin Corp.	1,868,614	38,343,959
Omega Healthcare Investors, Inc.	2,188,545	77,583,920
ONE Gas, Inc.	591,038	36,549,790
Orbital ATK, Inc.	662,497	50,502,146
Oshkosh Corp.	831,387	46,557,672
Owens & Minor, Inc.	706,055	24,521,290
Packaging Corp. of America	1,066,100	86,631,286

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
PacWest Bancorp	1,362,305	$58,456,508
Panera Bread Co., Class A*	251,898	49,049,579
PAREXEL International Corp.*	598,357	41,555,894
Patterson-UTI Energy, Inc.	1,671,393	37,389,061
Plantronics, Inc.	375,445	19,508,122
PNM Resources, Inc.	901,182	29,486,675
Polaris Industries, Inc.	674,354	52,221,974
PolyOne Corp.	951,142	32,158,111
Pool Corp.	475,707	44,963,826
Post Holdings, Inc.*	731,430	56,444,453
Post Properties, Inc.	605,271	40,026,571
Potlatch Corp.	458,420	17,827,954
Prestige Brands Holdings, Inc.*	598,677	28,898,139
Primerica, Inc.	525,771	27,881,636
PrivateBancorp, Inc.	899,394	41,300,172
Prosperity Bancshares, Inc.	786,074	43,147,602
PTC, Inc.*	1,300,576	57,628,523
QEP Resources, Inc.	2,710,875	52,943,389
Rackspace Hosting, Inc.*	1,209,818	38,339,132
Raymond James Financial, Inc.	1,426,645	83,045,005
Rayonier, Inc.	1,390,079	36,892,697
Regal Beloit Corp.	506,323	30,121,155
Regency Centers Corp.	1,182,168	91,606,198
Reinsurance Group of America, Inc.	724,822	78,237,287
Reliance Steel & Aluminum Co.	820,584	59,106,666
RenaissanceRe Holdings Ltd.	466,214	56,020,274
ResMed, Inc.	1,591,837	103,135,119
Restoration Hardware Holdings, Inc.*	431,855	14,933,546
Rollins, Inc.	1,086,704	31,818,693
Rowan Cos. PLC, Class A	1,418,975	21,511,661
Royal Gold, Inc.	738,434	57,176,945
RPM International, Inc.	1,506,227	80,914,514
Sally Beauty Holdings, Inc.*	1,656,835	42,547,523
Science Applications International Corp.	507,136	35,180,024
Scotts Miracle-Gro Co., Class A	512,589	42,683,286
SEI Investments Co.	1,533,165	69,927,656
Senior Housing Properties Trust	2,686,822	61,017,728
Sensient Technologies Corp.	506,639	38,403,236
Service Corp. International	2,190,669	58,140,355

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
Signature Bank*	607,353	$71,940,963
Silgan Holdings, Inc.	465,265	23,537,756
Silicon Laboratories, Inc.*	470,616	27,672,221
Skechers U.S.A., Inc., Class A*	1,508,354	34,541,307
SLM Corp.*	4,841,471	36,165,788
SM Energy Co.	982,787	37,915,922
Snyder's-Lance, Inc.	967,367	32,484,184
Sonoco Products Co.	1,134,051	59,911,914
Sotheby's	542,685	20,632,884
Southwest Gas Corp.	537,196	37,528,513
Sprouts Farmers Market, Inc.*	1,578,486	32,595,736
Steel Dynamics, Inc.	2,757,837	68,918,347
STERIS PLC	974,664	71,247,938
Stifel Financial Corp.*	749,079	28,802,088
Superior Energy Services, Inc.	1,716,288	30,721,555
SVB Financial Group*	588,741	65,079,430
Synaptics, Inc.*	393,842	23,071,264
SYNNEX Corp.	328,415	37,475,436
Synopsys, Inc.*	1,712,203	101,619,248
Synovus Financial Corp.	1,390,814	45,243,179
Talen Energy Corp.*	974,258	13,493,473
Tanger Factory Outlet Centers, Inc.	1,086,727	42,338,884
Taubman Centers, Inc.	683,279	50,842,790
TCF Financial Corp.	1,935,141	28,078,896
Tech Data Corp.*	398,399	33,748,379
Teledyne Technologies, Inc.*	392,099	42,319,245
Teleflex, Inc.	498,209	83,724,022
Telephone & Data Systems, Inc.	1,052,525	28,607,629
Tempur Sealy International, Inc.*	574,951	32,622,720
Tenet Healthcare Corp.*	900,727	20,410,474
Teradyne, Inc.	2,289,112	49,399,037
Terex Corp.	1,228,668	31,220,454
Texas Roadhouse, Inc.	725,207	28,304,829
Thor Industries, Inc.	540,343	45,767,052
Time, Inc.	1,132,499	16,398,586
Timken Co.	797,118	28,010,727
Toll Brothers, Inc.*	1,707,428	50,983,800
Tootsie Roll Industries, Inc.	198,964	7,327,844
Toro Co.	1,236,722	57,928,058

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
TreeHouse Foods, Inc.*	641,678	$55,947,905
TRI Pointe Group, Inc.*	1,653,880	21,798,138
Trimble Navigation Ltd.*	2,819,089	80,513,182
Trinity Industries, Inc.	1,724,116	41,689,125
Triumph Group, Inc.	560,368	15,623,060
Trustmark Corp.	765,089	21,085,853
Tupperware Brands Corp.	571,747	37,375,101
Tyler Technologies, Inc.*	374,131	64,062,451
UGI Corp.	1,960,053	88,672,798
Ultimate Software Group, Inc.*	327,395	66,916,264
Umpqua Holdings Corp.	2,491,231	37,493,027
United Natural Foods, Inc.*	569,996	22,822,640
United States Steel Corp.	1,905,974	35,946,670
United Therapeutics Corp.*	491,785	58,069,973
Urban Edge Properties	1,034,896	29,121,973
Valley National Bancorp	2,879,053	28,013,186
Valmont Industries, Inc.	256,108	34,464,454
Valspar Corp.	825,095	87,517,827
VCA, Inc.*	914,893	64,024,212
Vectren Corp.	937,180	47,046,436
VeriFone Systems, Inc.*	1,255,515	19,761,806
ViaSat, Inc.*	513,007	38,295,973
Vishay Intertechnology, Inc.	1,524,791	21,484,305
Vista Outdoor, Inc.*	682,612	27,208,914
Wabtec Corp.	1,019,601	83,250,422
Waddell & Reed Financial, Inc., Class A	937,237	17,020,224
Washington Federal, Inc.	1,023,765	27,314,050
Washington Prime Group, Inc.	2,096,959	25,960,352
Watsco, Inc.	291,804	41,115,184
WebMD Health Corp.*	441,076	21,921,477
Webster Financial Corp.	1,037,171	39,422,870
Weingarten Realty Investors	1,330,548	51,864,761
WellCare Health Plans, Inc.*	500,833	58,642,536
Wendy's Co.	2,305,495	24,899,346
Werner Enterprises, Inc.	505,461	11,762,077
West Pharmaceutical Services, Inc.	828,367	61,713,341
Westar Energy, Inc.	1,603,548	91,001,349
Western Refining, Inc.	895,478	23,694,348
WEX, Inc.*	434,988	47,017,853

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Common Stock	Shares	Value
WGL Holdings, Inc.	577,677	$36,220,348
WhiteWave Foods Co.*	2,004,741	109,118,053
Williams-Sonoma, Inc.	927,984	47,401,423
WisdomTree Investments, Inc.	1,297,996	13,356,379
Woodward, Inc.	626,021	39,113,792
World Fuel Services Corp.	797,005	36,869,451
Worthington Industries, Inc.	498,686	23,951,889
WPX Energy, Inc.*	3,895,713	51,384,454
WR Berkley Corp.	1,111,051	64,174,306
Zebra Technologies Corp., Class A*	596,990	41,556,474
Total Investments (Cost $18,796,756,742)		$17,158,987,894

*  Non-income producing security for the year ended September 30, 2016.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,959,335,747	11.43%
Retail	1,051,659,720	6.14%
Banks	997,696,472	5.80%
Software	891,171,593	5.18%
Computers	840,388,745	4.89%
Insurance	834,516,768	4.86%
Healthcare - Products	746,234,320	4.36%
Commercial Services	661,935,774	3.86%
Food	544,062,418	3.17%
Oil & Gas	519,747,373	3.03%
Electronics	513,138,158	2.99%
Electric	474,521,755	2.76%
Chemicals	468,536,948	2.72%
Semiconductors	430,385,961	2.50%
Miscellaneous Manufacturing	418,454,786	2.44%
Gas	417,530,678	2.43%
Diversified Financial Services	412,214,394	2.40%
Machinery - Diversified	400,888,398	2.34%
Healthcare - Services	261,140,750	1.52%
Aerospace / Defense	259,910,900	1.52%
Iron / Steel	252,961,436	1.47%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2016

Industry Classification	Value	Percentage
Packaging & Containers	$239,204,658	1.39%
Home Builders	229,074,548	1.34%
Telecommunications	228,681,328	1.34%
Media	221,170,855	1.29%
Pharmaceuticals	181,120,361	1.05%
Transportation	180,749,082	1.05%
Building Materials	171,329,740	1.01%
Engineering & Construction	168,455,159	0.98%
Electrical Components & Equipment	164,588,304	0.96%
Distribution / Wholesale	159,614,412	0.93%
Biotechnology	140,943,365	0.82%
Housewares	137,986,445	0.81%
Oil & Gas Services	129,330,582	0.76%
Leisure Time	129,221,756	0.75%
Machinery - Construction & Mining	108,585,754	0.63%
Savings & Loans	105,729,020	0.62%
Apparel	105,237,042	0.62%
Hand / Machine Tools	101,084,208	0.59%
Mining	85,351,718	0.49%
Shipbuilding	81,213,798	0.47%
Cosmetics / Personal Care	81,021,000	0.47%
Real Estate	78,183,547	0.46%
Entertainment	76,247,733	0.45%
Airlines	63,124,415	0.37%
Metal Fabricate / Hardware	62,475,181	0.36%
Water	61,150,744	0.36%
Environmental Control	48,851,629	0.29%
Office Furnishings	39,382,201	0.23%
Coal	38,375,923	0.22%
Internet	37,450,890	0.22%
Home Furnishings	32,622,720	0.19%
Household Products / Wares	27,137,346	0.16%
Forest Products & Paper	26,290,491	0.15%
Auto Parts & Equipment	25,298,813	0.15%
Trucking & Leasing	20,362,558	0.12%
Beverages	15,907,474	0.09%
Total	$17,158,987,894	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2016
Assets:
Investments in securities, at value (cost $18,796,756,742)	$17,158,987,894
Cash	120,636,116
Receivable from securities sold	30,262,304
Receivable from Units created	21,165,087
Dividend receivable	17,657,536
Total Assets	$17,348,708,937
Liabilities:
Distribution payable	$66,787,242
Payable for securities purchased	56,745,860
Payable for Units redeemed	13,995,082
Payable to Sponsor	11,242,836
License fee payable	1,954,838
Accrued Trustee fees	1,721,122
Other accrued expenses	531,039
Total liabilities	152,978,019
Net Assets	$17,195,730,918
Net assets presented by:
Interest in Unitholders (60,933,476 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$20,360,096,887
Distributions in excess of net investment income	(24,036,012)
Accumulated net realized loss on investments	(1,502,561,109)
Net unrealized depreciation of investments	(1,637,768,848)
Net Assets	$17,195,730,918
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	60,933,476
Net asset value per Unit:	$282.20

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2016	2015	2014
Investment Income
Dividend income	$260,595,192	$235,440,730	$214,542,422
Expenses:
Printing and distributions expenses	17,898,568	18,586,056	17,633,761
Trustee fees and expenses	16,005,600	16,072,614	15,704,993
License fees	4,650,381	4,715,074	4,605,506
Legal fees	170,000	79,709	145,556
Audit fees	111,594	106,974	109,697
Other fees and expenses	121,123	129,370	133,008
Total expenses	38,957,266	39,689,797	38,332,521
Less: voluntary fee reduction by the Trustee (see Note 3)	(204,088)	(397,514)	(53,307)
Net expenses	38,753,178	39,292,283	38,279,214
Net Investment Income	$221,842,014	$196,148,447	$176,263,208
Realized and unrealized gains (losses) on investments:
Net realized losses	$(427,716,335)	$(195,454,161)	$(130,712,890)
Net realized gains from in-kind redemptions	1,193,675,327	1,741,542,129	2,137,021,747
Net realized gains	765,958,992	1,546,087,968	2,006,308,857
Net increase (decrease) in unrealized appreciation (depreciation) of investments and short sales	1,153,929,850	(1,648,480,492)	(467,666,327)
Net realized and unrealized gains (losses) on investments	1,919,888,842	(102,392,524)	1,538,642,530
Net increase (decrease) in net assets resulting from operations	$2,141,730,856	$93,755,923	$1,714,905,738

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2016	2015	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$221,842,014	$196,148,447	$176,263,208
Net realized gains on investments and in-kind redemptions	765,958,992	1,546,087,968	2,006,308,857
Net increase (decrease) in unrealized appreciation (depreciation) on investments and short sales	1,153,929,850	(1,648,480,492)	(467,666,327)
Net increase in net assets resulting from operations	2,141,730,856	93,755,923	1,714,905,738
Dividends and Distributions to Unitholders from:
Net investment income	(225,298,124)	(205,821,591)	(167,378,689)
Unitholder Transactions:
Proceeds from subscriptions of Units	24,239,786,617	23,315,782,316	21,987,099,724
Reinvestment of dividends and distributions	471,049	163,887	322,483
Less: Redemptions of Units	(23,195,470,152)	(22,799,472,207)	(23,734,893,632)
Increase (decrease) in net assets due to Unitholder transactions	1,044,787,514	516,473,996	(1,747,471,425)
Total increase (decrease)	2,961,220,246	404,408,328	(199,944,376)
Net Assets
Beginning of year	14,234,510,672	13,830,102,344	14,030,046,720
End of year	$17,195,730,918	$14,234,510,672	$13,830,102,344
Distributions in excess of net investment income	$(24,036,012)	$(19,307,629)	$(9,634,485)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$248.94	$249.39	$226.19	$180.07	$142.04
Investment Operations:
Net investment income*	3.77	3.34	2.83	2.77	1.94
Net realized and unrealized gain (loss) on investments	33.27	(0.28)	23.10	46.06	37.92
Total from investment operations	37.04	3.06	25.93	48.83	39.86
Less Distributions from:
Net investment income	(3.78)	(3.51)	(2.73)	(2.71)	(1.83)
Net asset value, end of year	$282.20	$248.94	$249.39	$226.19	$180.07
Total investment return**	14.97%	1.19%	11.45%	27.25%	28.16%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$17,195,731	$14,234,511	$13,830,102	$14,030,047	$10,021,306
Ratio to average net assets:
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.43%	1.25%	1.15%	1.35%	1.15%
Portfolio turnover rate(2)	24.50%	22.28%	16.68%	13.58%	14.17%

(1)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.43% and 0.25% for the year ended September 30, 2016, 1.25% and 0.25% for the year ended September 30, 2015, 1.15% and 0.25% for the year ended September 30, 2014, 1.35% and 0.25% for the year ended September 30, 2013 and 1.15% and 0.25% for the year ended September 30, 2012. (See Note 3)

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Per Unit amounts have been calculated using the average share method.

**  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2016

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$17,158,987,894	$—	$—	$17,158,987,894
Total	$17,158,987,894	$—	$—	$17,158,987,894

Transfers between levels are recognized at the beginning of the reporting period.

There were no transfers between levels during the year ended September 30, 2016.

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex- dividend date. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available, then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2016, and has determined that no provision for income taxes is necessary for the year ended September 30, 2016. The tax returns of the Trust's 2013, 2014 and 2015 tax years and the year ended September 30, 2016 remain subject to audit. The Trust has not recognized any tax liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior year.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee has voluntarily agreed to reduce its fee for the years ended September 30, 2016, 2015 and 2014 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2016, 2015 and 2014 did not exceed 0.30% per annum.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:
	Year Ended September 30, 2016		Year Ended September 30, 2015
	Units	Amount	Units	Amount
Units sold	93,075,589	$24,239,786,617	88,975,000	$23,315,782,316
Dividend reinvestment Units issued	1,731	471,049	1,290	163,887
Units redeemed	(89,325,000)	(23,195,470,152)	(87,250,000)	(22,799,472,207)
Net increase	3,752,320	$1,044,787,514	1,726,290	$516,473,996

	Year Ended September 30, 2014
	Units	Amount
Units sold	91,100,000	$21,987,099,724
Dividend reinvestment Units issued	1,328	322,483
Units redeemed	(97,675,000)	(23,734,893,632)
Net decrease	(6,573,672)	$(1,747,471,425)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in- kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2016, the Trustee earned $1,386,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2016.

At September 30, 2016, the Trustee and its affiliates held $2,460,360,700 or 14.31% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2016, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $24,176,530,932, $23,125,571,338, $3,827,152,626, and $3,832,246,247, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2016. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2016, September 30, 2015 and September 30, 2014 was ordinary income.

At September 30, 2016, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$18,897,118,533
Gross unrealized appreciation	$498,562,278
Gross unrealized depreciation	(2,236,692,917)
Net unrealized depreciation	$(1,738,130,639)
Distributable earnings, ordinary income	$67,208,099
Capital loss carryforwards expiring:
9/30/2017	$61,228,567
9/30/2018	709,669,042
Short-term capital loss carryforwards expiring:	$770,897,609
Long Term Losses (no expiration):	$7,457,427

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses from Trust fiscal years ending on or after September 30, 2012 can be carried forward for an unlimited period, but capital losses with an expiration period (i.e., capital losses from Trust fiscal years ending on or before September 30, 2011) may not be used to offset capital gains until all net capital losses without an expiration date (i.e., capital losses from Trust fiscal years ending on or after September 30, 2012) have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The Trust utilized no capital loss carryforwards during the year ended September 30, 2016 and had no capital loss carryforward expire. To the extent that capital losses are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

At September 30, 2016, the Trust deferred $623,844,283 of capital losses arising subsequent to October 31, 2015. For tax purposes, such losses will be reflected in the year ending September 30, 2017.

As of September 30, 2016, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, distributions in excess of net investment income were increased by $1,272,273, accumulated net realized loss on investments were increased by $1,012,654,309 and paid-in capital was increased by $1,013,926,582.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

From 1999 until April 1, 2014, the Trustee directed all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal year ended September 30, 2014, the Trust paid $882,665 in commissions on trades to ConvergEx. During the period from April 1, 2014 through September 30, 2016, the Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2016, 2015 and 2014, the Trust paid $853,328, $752,801 and $463,196 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Markets, LLC ("SSGM") and S&P (the "License Agreement") grants SSGM a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGM for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGM, pursuant to which SSGM has agreed to market and promote the Trust. SSGM is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statement of Operations.

Note 10 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

Note 11 — Pending Litigation

The Trust and multiple other unrelated institutions and individuals have been named as defendants in an adversary proceeding pending in the U.S. Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609; the "Creditor Trust Action"). In addition, a separate adversary proceeding has been brought in the same Bankruptcy Court against a putative defendant class (Weisfelner, as Trustee of the LB Litigation Trust v. Hofman, at al., Adv. Pro. No. 10-05525; the "Litigation Trust Action" and, collectively with the Creditor Trust Action, the "Actions"). In both Actions, plaintiffs allege that payments made to shareholders of Lyondell Chemical Company ("Lyondell") in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in December 2007 constitute "fraudulent transfers" under applicable state law, and seek to recover from the former Lyondell shareholders the merger consideration received for their shares. The Creditor Trust Action asserts claims for both intentional and constructive fraudulent transfer, while the Litigation Trust Action asserts a single claim for intentional fraudulent transfer.

On November 18, 2015, the Bankruptcy Court granted defendants' motion to dismiss the intentional fraudulent transfer claim in both Actions, and on July 20, 2016, the Court granted defendants' motion to dismiss the constructive fraudulent transfer claim in the Creditor Trust Action. On July 27, 2016, the United States District Court for the Southern District of New York reversed the Bankruptcy Court's order dismissing the intentional fraudulent transfer claim in the Litigation Trust Action.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, the Trustee is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P MidCap 400 ETF Trust at September 30, 2016, the results of its operations for each of the three years in the period then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and the application of alternative audit procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2017

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2016 is 100%.

For the fiscal year ended September 30, 2016, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2016
(Unaudited)

Total Trust Assets:	$17,348,708,937
Trust Net Assets:	$17,195,730,918
Number of Units:	60,933,476
Fractional Undivided Interest in Trust Represented by each Unit:	1/60,933,476
Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$282.20
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:*

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2016

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2016

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	1	0.08%
Between zero and 0.25%	642	51.03%
Bid/Ask Price Equal to NAV	8	0.64%
Between zero and -0.25%	607	48.25%
Less than -0.25%	0	0.00%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/16 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	14.97%	111.23%	132.08%	942.81%
Return Based on Bid/Ask Price	15.03%	111.14%	131.97%	943.07%
S&P MidCap 400 Index	15.33%	114.59%	139.22%	1022.62%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	14.97%	16.13%	8.78%	11.56%
Return Based on Bid/Ask Price	15.03%	16.12%	8.78%	11.56%
S&P MidCap 400 Index	15.33%	16.50%	9.11%	11.95%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017